UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

Becky L. Park

American Funds Mortgage Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Mortgage Fund® Semi-annual report for the six months ended February 28, 2023

Seeking income
and diversification
through investments
in high-quality
mortgages

American Funds Mortgage Fund seeks to provide current income and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2023 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–3.61%	1.10%	1.38%
Class A shares (reflecting 3.75% maximum sales charge)	–7.40	0.07	0.72

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.35% for Class F-2 shares and 0.64% for Class A shares as of the prospectus dated November 1, 2022 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of February 28, 2023, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.81% for Class F-2 shares and 2.43% (2.42% without the reimbursement) for Class A shares. The fund’s 12-month distribution rate as of that date was 2.61% for Class F-2 shares and 2.21% for Class A shares. Class A shares reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Mortgage Fund for the periods ended February 28, 2023, are shown in the table below, as well as results of the fund’s benchmark and peer group indexes.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/mfafx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

15	Financial statements

18	Notes to financial statements

30	Financial highlights

Results at a glance

For periods ended February 28, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 11/1/10)

American Funds Mortgage Fund (Class F-2 shares)	–2.79%	–8.39%	0.70%	1.12%	1.53%
American Funds Mortgage Fund (Class A shares)	–2.83	–8.57	0.41	0.85	1.27
Bloomberg U.S. Mortgage Backed Securities Index*	–2.47	–9.10	–0.05	0.82	1.29
Lipper Intermediate U.S. Government Funds Average†	–2.70	–9.10	0.07	0.33	0.82
Lipper GNMA Funds Average†	–2.66	–8.71	–0.32	0.18	0.80

Past results are not predictive of results in future periods.

*	Source: Bloomberg Index Services Ltd. The Bloomberg U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. For the number of funds included in the Lipper category for each fund’s lifetime, refer to the Quarterly Statistical Update available on our website.

American Funds Mortgage Fund	1

Investment portfolio February 28, 2023	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	11.51%
AAA/Aaa	78.23
AA/Aa	.67
A/A	.05
Short-term securities & other assets less liabilities	9.54
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 90.46%	Principal amount (000)		Value (000)
Mortgage-backed obligations 76.49%
Federal agency mortgage-backed obligations 73.17%
Fannie Mae Pool #745316 6.50% 2/1/2026[1]	USD	7	$7
Fannie Mae Pool #256310 6.50% 7/1/2026[1]		2	2
Fannie Mae Pool #928689 6.50% 9/1/2027[1]		6	6
Fannie Mae Pool #AD0838 6.50% 10/1/2027[1]		6	6
Fannie Mae Pool #928957 6.50% 12/1/2027[1]		7	7
Fannie Mae Pool #AL9724 6.50% 2/1/2028[1]		6	6
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]		46	44
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]		58	55
Fannie Mae Pool #613025 6.50% 7/1/2031[1]		7	8
Fannie Mae Pool #BJ4876 3.00% 2/1/2033[1]		390	366
Fannie Mae Pool #BJ4856 3.00% 2/1/2033[1]		105	99
Fannie Mae Pool #BM3919 3.00% 2/1/2033[1]		9	9
Fannie Mae Pool #695412 5.00% 6/1/2033[1]		3	3
Fannie Mae Pool #CA2106 3.50% 7/1/2033[1]		13	12
Fannie Mae Pool #MA1640 2.50% 9/1/2033[1]		784	711
Fannie Mae Pool #AU7556 3.00% 9/1/2033[1]		318	283
Fannie Mae Pool #BJ9000 3.50% 11/1/2033[1]		94	90
Fannie Mae Pool #BO6247 2.50% 12/1/2034[1]		4,855	4,460
Fannie Mae Pool #745001 6.50% 9/1/2035[1]		21	22
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]		36	36
Fannie Mae Pool #AS7224 4.00% 5/1/2036[1]		1,418	1,361
Fannie Mae Pool #MA2630 4.00% 5/1/2036[1]		287	276
Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]		1,396	1,340
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]		2,349	2,254
Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]		602	578
Fannie Mae Pool #MA2819 4.00% 11/1/2036[1]		1,235	1,186
Fannie Mae Pool #801783 6.50% 2/1/2037[1]		5	5
Fannie Mae Pool #MA3099 4.00% 8/1/2037[1]		1,773	1,701
Fannie Mae Pool #MA3186 4.00% 11/1/2037[1]		3,564	3,420
Fannie Mae Pool #931768 5.00% 8/1/2039[1]		32	32
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]		117	118
Fannie Mae Pool #AD1823 5.00% 2/1/2040[1]		422	415
Fannie Mae Pool #932606 5.00% 2/1/2040[1]		50	50

2	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	USD	192	$194
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]		368	314
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]		199	191
Fannie Mae Pool #AE1274 5.00% 10/1/2041[1]		52	52
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]		105	106
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]		34,037	28,752
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]		56	56
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]		31,206	26,480
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]		104	105
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]		10,051	8,491
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]		2,732	2,307
Fannie Mae Pool #AP7553 3.00% 9/1/2042[1]		4,081	3,696
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]		146	137
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]		67	63
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]		37	35
Fannie Mae Pool #AT7457 3.025% 4/1/2043[1]		178	161
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]		61	57
Fannie Mae Pool #AT7470 2.275% 5/1/2043[1]		107	90
Fannie Mae Pool #AU0626 2.275% 6/1/2043[1]		164	139
Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]		6,379	5,778
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]		1,271	1,196
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]		464	435
Fannie Mae Pool #AU8120 2.275% 7/1/2043[1]		72	61
Fannie Mae Pool #AU8121 2.275% 8/1/2043[1]		91	77
Fannie Mae Pool #MA1583 4.00% 9/1/2043[1]		2,249	2,156
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]		99	92
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]		58	55
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]		391	365
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]		707	660
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]		89,739	83,271
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]		831	752
Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]		361	335
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]		978	882
Fannie Mae Pool #MA3002 4.50% 4/1/2047[1]		675	644
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]		634	589
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]		95	89
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]		44	41
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]		39	36
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]		30	28
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]		39	38
Fannie Mae Pool #BH4101 3.50% 10/1/2047[1]		30,508	28,248
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]		1,161	1,120
Fannie Mae Pool #BM2006 4.00% 1/1/2048[1]		17	16
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]		483	450
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]		579	558
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]		810	781
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]		240	231
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]		117	116
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]		1,465	1,418
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]		2,220	2,318
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]		23,437	21,844
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]		4,837	4,502
Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]		1,332	1,236
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]		1,266	1,178
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]		6,437	5,996
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]		3,616	3,360
Fannie Mae Pool #BO5176 3.00% 11/1/2049[1]		4,490	4,032
Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]		2,647	2,353
Fannie Mae Pool #FM2664 3.50% 3/1/2050[1]		5,378	4,950
Fannie Mae Pool #CA5496 3.00% 4/1/2050[1]		33,814	30,349
Fannie Mae Pool #CA5536 3.00% 4/1/2050[1]		11,132	9,946
Fannie Mae Pool #CA5539 3.00% 4/1/2050[1]		7,545	6,729
Fannie Mae Pool #CA5540 3.00% 4/1/2050[1]		5,276	4,705
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]		7,412	6,362
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]		50,634	43,561
Fannie Mae Pool #FM3920 2.50% 8/1/2050[1]		8,580	7,280
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]		2	1

American Funds Mortgage Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	USD	11,202	$9,637
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]		1,023	838
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]		31,685	27,244
Fannie Mae Pool #CA8955 2.50% 2/1/2051[1]		6,101	5,236
Fannie Mae Pool #CA9390 2.50% 3/1/2051[1]		14,663	12,439
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]		10,111	8,275
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]		48	39
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]		6,075	5,443
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]		28	23
Fannie Mae Pool #FM7304 2.50% 5/1/2051[1]		8,007	6,788
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]		5,440	4,647
Fannie Mae Pool #BR9366 2.50% 5/1/2051[1]		239	203
Fannie Mae Pool #FM7740 2.50% 6/1/2051[1]		7,965	6,757
Fannie Mae Pool #BT4099 2.50% 6/1/2051[1]		640	544
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]		11,530	10,285
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]		2,385	2,046
Fannie Mae Pool #BQ0991 2.50% 7/1/2051[1]		2,130	1,807
Fannie Mae Pool #BT1523 2.50% 7/1/2051[1]		992	843
Fannie Mae Pool #BT0849 2.50% 7/1/2051[1]		702	595
Fannie Mae Pool #CB1027 2.50% 7/1/2051[1]		59	50
Fannie Mae Pool #CB1134 2.50% 7/1/2051[1]		46	39
Fannie Mae Pool #BT4304 2.50% 8/1/2051[1]		1,033	876
Fannie Mae Pool #FM8399 2.50% 8/1/2051[1]		52	44
Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]		781	696
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]		40,600	34,474
Fannie Mae Pool #FS1630 2.50% 9/1/2051[1]		619	525
Fannie Mae Pool #FM8436 2.50% 9/1/2051[1]		319	270
Fannie Mae Pool #BU2001 2.50% 10/1/2051[1]		12,929	10,976
Fannie Mae Pool #BT3032 2.50% 10/1/2051[1]		1,681	1,427
Fannie Mae Pool #FM9248 2.50% 10/1/2051[1]		1,298	1,113
Fannie Mae Pool #BU2530 2.50% 10/1/2051[1]		1,288	1,094
Fannie Mae Pool #CB1818 2.50% 10/1/2051[1]		868	736
Fannie Mae Pool #BT6781 2.50% 10/1/2051[1]		490	416
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]		226	185
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]		12,518	10,731
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]		6,154	5,290
Fannie Mae Pool #CB2090 2.50% 11/1/2051[1]		1,186	1,007
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]		68,786	58,841
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]		36,683	31,924
Fannie Mae Pool #CB2371 2.50% 12/1/2051[1]		10,815	9,271
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]		6,592	5,656
Fannie Mae Pool #FM9855 2.50% 12/1/2051[1]		472	400
Fannie Mae Pool #FM9819 3.00% 12/1/2051[1]		79,176	70,376
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]		9,096	8,138
Fannie Mae Pool #FS2776 2.50% 1/1/2052[1]		1,289	1,094
Fannie Mae Pool #FS0392 2.50% 1/1/2052[1]		1,223	1,039
Fannie Mae Pool #FS0381 2.50% 1/1/2052[1]		1,017	863
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]		18,588	16,495
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]		42,135	34,422
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]		13,549	11,067
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]		9,208	7,579
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]		34,394	29,412
Fannie Mae Pool #FS1995 2.50% 2/1/2052[1]		2,664	2,261
Fannie Mae Pool #FS0834 2.50% 2/1/2052[1]		498	423
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]		1,642	1,466
Fannie Mae Pool #CB2800 3.00% 2/1/2052[1]		1,586	1,398
Fannie Mae Pool #BV6763 2.50% 3/1/2052[1]		2,733	2,322
Fannie Mae Pool #CB3995 2.50% 3/1/2052[1]		886	752
Fannie Mae Pool #CB3063 2.50% 3/1/2052[1]		365	310
Fannie Mae Pool #CB3170 3.00% 3/1/2052[1]		4,381	3,858
Fannie Mae Pool #BU8882 4.00% 3/1/2052[1]		6,147	5,777
Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]		1,993	1,627
Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]		1,827	1,490
Fannie Mae Pool #MA4578 2.50% 4/1/2052[1]		54,817	46,524
Fannie Mae Pool #BU8916 2.50% 4/1/2052[1]		14,558	12,358
Fannie Mae Pool #CB3665 2.50% 5/1/2052[1]		3,189	2,706
Fannie Mae Pool #BV7787 2.50% 5/1/2052[1]		2,471	2,098

4	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB3495 3.00% 5/1/2052[1]	USD	1,939	$1,707
Fannie Mae Pool #MA4644 4.00% 5/1/2052[1]		64	60
Fannie Mae Pool #BV8959 2.50% 6/1/2052[1]		1,573	1,337
Fannie Mae Pool #BU8739 4.00% 6/1/2052[1]		79	75
Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]		79	74
Fannie Mae Pool #CB3909 4.00% 6/1/2052[1]		57	53
Fannie Mae Pool #BW1487 5.00% 6/1/2052[1]		13,019	12,812
Fannie Mae Pool #BV7870 2.00% 7/1/2052[1]		362	296
Fannie Mae Pool #FS2239 2.50% 7/1/2052[1]		84,114	71,374
Fannie Mae Pool #FS3539 3.50% 7/1/2052[1]		3,508	3,198
Fannie Mae Pool #CB4159 4.00% 7/1/2052[1]		3,438	3,231
Fannie Mae Pool #MA4711 5.50% 7/1/2052[1]		490	490
Fannie Mae Pool #BV8024 4.00% 8/1/2052[1]		4,311	4,052
Fannie Mae Pool #MA4700 4.00% 8/1/2052[1]		1,460	1,372
Fannie Mae Pool #BV7937 4.00% 8/1/2052[1]		97	91
Fannie Mae Pool #FS2699 5.00% 8/1/2052[1]		11,418	11,237
Fannie Mae Pool #CB4418 5.50% 8/1/2052[1]		503	503
Fannie Mae Pool #BW9206 5.50% 8/1/2052[1]		323	331
Fannie Mae Pool #BW7326 4.00% 9/1/2052[1]		3,707	3,484
Fannie Mae Pool #BW9348 4.00% 9/1/2052[1]		3,229	3,035
Fannie Mae Pool #BW8103 4.00% 9/1/2052[1]		3,008	2,827
Fannie Mae Pool #BW7772 4.00% 9/1/2052[1]		1,296	1,218
Fannie Mae Pool #CB5378 4.00% 9/1/2052[1]		339	319
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]		224	211
Fannie Mae Pool #BX0527 4.00% 9/1/2052[1]		54	51
Fannie Mae Pool #BW7769 4.50% 9/1/2052[1]		3,813	3,678
Fannie Mae Pool #BW7707 4.50% 9/1/2052[1]		3,062	2,954
Fannie Mae Pool #BW9180 4.50% 9/1/2052[1]		529	510
Fannie Mae Pool #BW9308 5.00% 9/1/2052[1]		4,366	4,296
Fannie Mae Pool #BW1201 5.00% 9/1/2052[1]		3,394	3,341
Fannie Mae Pool #BW8088 5.00% 9/1/2052[1]		997	982
Fannie Mae Pool #BW7703 5.00% 9/1/2052[1]		750	738
Fannie Mae Pool #BV0954 5.00% 9/1/2052[1]		223	219
Fannie Mae Pool #MA4783 4.00% 10/1/2052[1]		40,818	38,361
Fannie Mae Pool #BW8980 4.00% 10/1/2052[1]		11,996	11,274
Fannie Mae Pool #BW1210 4.00% 10/1/2052[1]		8,982	8,441
Fannie Mae Pool #BW7356 4.00% 10/1/2052[1]		7,553	7,100
Fannie Mae Pool #BX0509 4.00% 10/1/2052[1]		3,207	3,014
Fannie Mae Pool #BW7750 4.00% 10/1/2052[1]		1,184	1,113
Fannie Mae Pool #BW8981 4.50% 10/1/2052[1]		16,597	16,009
Fannie Mae Pool #MA4784 4.50% 10/1/2052[1]		11,328	10,927
Fannie Mae Pool #BX0512 4.50% 10/1/2052[1]		3,411	3,290
Fannie Mae Pool #BW9008 5.00% 10/1/2052[1]		13,210	13,002
Fannie Mae Pool #BW1211 5.00% 10/1/2052[1]		4,134	4,070
Fannie Mae Pool #BX0902 5.00% 10/1/2052[1]		59	58
Fannie Mae Pool #BX2555 5.50% 10/1/2052[1]		788	789
Fannie Mae Pool #BW5148 5.50% 10/1/2052[1]		499	500
Fannie Mae Pool #BX1488 5.50% 10/1/2052[1]		493	495
Fannie Mae Pool #BX1223 5.50% 10/1/2052[1]		488	489
Fannie Mae Pool #CB5020 5.50% 10/1/2052[1]		79	79
Fannie Mae Pool #MA4803 3.50% 11/1/2052[1]		40,000	36,448
Fannie Mae Pool #BW1310 4.00% 11/1/2052[1]		3,391	3,187
Fannie Mae Pool #BW1299 4.00% 11/1/2052[1]		554	521
Fannie Mae Pool #BX4396 4.50% 11/1/2052[1]		299	289
Fannie Mae Pool #MA4806 5.00% 11/1/2052[1]		13,168	12,960
Fannie Mae Pool #BX1766 5.00% 11/1/2052[1]		3,355	3,302
Fannie Mae Pool #MA4807 5.50% 11/1/2052[1]		625	625
Fannie Mae Pool #BW1340 6.50% 11/1/2052[1]		961	987
Fannie Mae Pool #MA4839 4.00% 12/1/2052[1]		1,982	1,862
Fannie Mae Pool #BW1377 4.00% 12/1/2052[1]		1,340	1,259
Fannie Mae Pool #BX3198 4.00% 12/1/2052[1]		239	225
Fannie Mae Pool #BW1380 4.50% 12/1/2052[1]		998	962
Fannie Mae Pool #MA4841 5.00% 12/1/2052[1]		488	480
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]		144	145
Fannie Mae Pool #BX0777 6.50% 12/1/2052[1]		4,526	4,647
Fannie Mae Pool #BX4006 6.50% 12/1/2052[1]		917	941
Fannie Mae Pool #BX4607 6.50% 12/1/2052[1]		555	570

American Funds Mortgage Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BX3769 6.50% 12/1/2052[1]	USD	247	$254
Fannie Mae Pool #BX1071 6.50% 12/1/2052[1]		75	77
Fannie Mae Pool #MA4866 4.00% 1/1/2053[1]		16,286	15,305
Fannie Mae Pool #BW5122 4.00% 1/1/2053[1]		2,309	2,170
Fannie Mae Pool #CB5404 4.00% 1/1/2053[1]		1,384	1,301
Fannie Mae Pool #BX5927 4.00% 1/1/2053[1]		553	520
Fannie Mae Pool #BX4609 5.00% 1/1/2053[1]		2,381	2,343
Fannie Mae Pool #MA4869 5.50% 1/1/2053[1]		10,321	10,317
Fannie Mae Pool #MA4895 6.50% 1/1/2053[1]		133,945	137,426
Fannie Mae Pool #BX5932 6.50% 1/1/2053[1]		13,139	13,491
Fannie Mae Pool #BX3748 6.50% 1/1/2053[1]		6,708	6,888
Fannie Mae Pool #BX3692 6.50% 1/1/2053[1]		3,822	3,921
Fannie Mae Pool #BV0982 6.50% 1/1/2053[1]		2,873	2,950
Fannie Mae Pool #BX5713 4.00% 2/1/2053[1]		2,276	2,141
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]		2,522	2,521
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]		12,067	12,461
Fannie Mae Pool #MA4928 6.50% 2/1/2053[1]		4,452	4,568
Fannie Mae Pool #MA4962 4.00% 3/1/2053[1]		10,383	9,758
Fannie Mae Pool #MA4941 5.50% 3/1/2053[1]		1,000	1,000
Fannie Mae Pool #AS0745 3.50% 8/1/2053[1]		873	793
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]		3,617	3,331
Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]		60,495	55,705
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]		2,528	2,327
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]		1,607	1,480
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]		1,757	1,543
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]		4,864	4,743
Freddie Mac Pool #ZT1231 6.50% 12/1/2023[1]		9	10
Freddie Mac Pool #ZA1944 6.50% 6/1/2026[1]		3	4
Freddie Mac Pool #ZJ9210 6.50% 11/1/2027[1]		5	5
Freddie Mac Pool #ZA2045 6.50% 1/1/2028[1]		7	7
Freddie Mac Pool #ZA2066 6.50% 3/1/2028[1]		12	12
Freddie Mac Pool #ZA2096 6.50% 11/1/2028[1]		2	2
Freddie Mac Pool #ZS8675 2.50% 11/1/2032[1]		8	7
Freddie Mac Pool #C91593 2.50% 12/1/2032[1]		30	28
Freddie Mac Pool #ZS0839 6.50% 12/1/2032[1]		7	7
Freddie Mac Pool #ZS8087 2.50% 4/1/2033[1]		23	21
Freddie Mac Pool #C91720 2.50% 8/1/2033[1]		55	50
Freddie Mac Pool #ZS8710 3.00% 8/1/2033[1]		1	1
Freddie Mac Pool #SB8041 3.00% 4/1/2035[1]		1	1
Freddie Mac Pool #ZS4189 6.50% 6/1/2035[1]		1	1
Freddie Mac Pool #K93558 4.00% 5/1/2036[1]		509	489
Freddie Mac Pool #C91877 4.00% 5/1/2036[1]		315	302
Freddie Mac Pool #C91899 4.00% 9/1/2036[1]		551	524
Freddie Mac Pool #G03699 6.00% 1/1/2038[1]		53	55
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]		2,097	1,779
Freddie Mac Pool #Q05343 4.00% 11/1/2041[1]		263	254
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]		29,068	24,663
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]		8,798	7,465
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]		150,536	127,091
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]		2,664	2,250
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]		25	24
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]		161	151
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]		448	421
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]		180	169
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]		1,586	1,485
Freddie Mac Pool #760012 3.113% 4/1/2045[1,2]		621	601
Freddie Mac Pool #760013 3.208% 4/1/2045[1,2]		356	345
Freddie Mac Pool #760014 2.739% 8/1/2045[1,2]		2,645	2,548
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]		5,041	4,712
Freddie Mac Pool #Q40896 4.50% 4/1/2046[1]		519	511
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]		1,862	1,736
Freddie Mac Pool #T65389 3.50% 9/1/2046[1]		50	45
Freddie Mac Pool #760015 2.574% 1/1/2047[1,2]		1,000	944
Freddie Mac Pool #Q45650 3.50% 1/1/2047[1]		7,497	7,030
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]		562	520
Freddie Mac Pool #T65448 4.00% 9/1/2047[1]		736	683
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]		653	605

6	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	USD	846	$787
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]		628	584
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]		618	575
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]		587	543
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]		441	411
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]		382	355
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]		202	188
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]		193	180
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]		116	108
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]		82	77
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]		14,166	13,679
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]		76	70
Freddie Mac Pool #Q55469 5.00% 4/1/2048[1]		837	837
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]		598	577
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]		546	527
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]		296	286
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]		307	285
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]		172	160
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]		98	91
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]		844	815
Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]		112	110
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]		1,183	1,180
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]		648	644
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]		473	465
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]		2,157	2,006
Freddie Mac Pool #SD7503 3.50% 8/1/2049[1]		31,223	28,961
Freddie Mac Pool #RA1339 3.00% 9/1/2049[1]		8,562	7,641
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]		577	536
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]		4,553	4,242
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]		4,349	4,051
Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]		6,213	5,577
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]		3,223	2,894
Freddie Mac Pool #RA1996 3.50% 1/1/2050[1]		11,798	10,892
Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]		12,683	11,344
Freddie Mac Pool #RA2319 3.00% 3/1/2050[1]		4,279	3,807
Freddie Mac Pool #RA2596 2.50% 5/1/2050[1]		1,043	894
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]		52,168	42,725
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]		167	137
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]		278	227
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]		28,876	23,657
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]		5,342	4,562
Freddie Mac Pool #QC4006 2.50% 6/1/2051[1]		303	258
Freddie Mac Pool #QC3428 2.50% 6/1/2051[1]		30	26
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]		28,326	25,085
Freddie Mac Pool #QC5527 2.50% 8/1/2051[1]		1,117	948
Freddie Mac Pool #RA5747 2.50% 8/1/2051[1]		30	25
Freddie Mac Pool #RA5759 2.50% 9/1/2051[1]		82,301	69,885
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]		13,947	12,002
Freddie Mac Pool #RA5767 2.50% 9/1/2051[1]		1,441	1,224
Freddie Mac Pool #RA5855 2.50% 9/1/2051[1]		1,247	1,059
Freddie Mac Pool #QC7537 2.50% 9/1/2051[1]		1,019	865
Freddie Mac Pool #QC6225 2.50% 9/1/2051[1]		1,016	863
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]		14,820	13,186
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]		1,072	953
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]		7,034	5,773
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]		117,094	100,670
Freddie Mac Pool #QD0384 2.50% 11/1/2051[1]		15,502	13,172
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]		6,460	5,539
Freddie Mac Pool #RA6231 2.50% 11/1/2051[1]		703	597
Freddie Mac Pool #QD3561 2.50% 12/1/2051[1]		13,350	11,339
Freddie Mac Pool #QD2521 2.50% 12/1/2051[1]		1,038	882
Freddie Mac Pool #SD0780 2.50% 12/1/2051[1]		37	31
Freddie Mac Pool #QD2929 4.00% 12/1/2051[1]		1,212	1,140
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]		35,761	30,633
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]		2,271	2,019
Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]		997	814
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]		36,611	32,752

American Funds Mortgage Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	USD	35,389	$32,695
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]		663	605
Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]		7,297	5,957
Freddie Mac Pool #SD1449 2.50% 3/1/2052[1]		35,391	30,373
Freddie Mac Pool #SD1450 2.50% 3/1/2052[1]		17,903	15,350
Freddie Mac Pool #QD9176 2.50% 3/1/2052[1]		2,283	1,939
Freddie Mac Pool #QD8867 2.50% 3/1/2052[1]		1,350	1,146
Freddie Mac Pool #QD9975 2.50% 3/1/2052[1]		1,200	1,019
Freddie Mac Pool #QD8381 2.50% 3/1/2052[1]		484	411
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]		173,579	154,601
Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]		1,995	1,627
Freddie Mac Pool #QE1586 2.00% 4/1/2052[1]		998	815
Freddie Mac Pool #SD8205 2.50% 4/1/2052[1]		3,847	3,266
Freddie Mac Pool #QD9911 2.50% 4/1/2052[1]		2,651	2,250
Freddie Mac Pool #QE2314 2.50% 4/1/2052[1]		1,351	1,146
Freddie Mac Pool #QD9578 2.50% 4/1/2052[1]		158	134
Freddie Mac Pool #QE0742 3.50% 4/1/2052[1]		4,490	4,093
Freddie Mac Pool #8D0226 2.522% 5/1/2052[1,2]		15,487	13,797
Freddie Mac Pool #RA8137 3.00% 5/1/2052[1]		474	417
Freddie Mac Pool #SD8221 3.50% 6/1/2052[1]		806	734
Freddie Mac Pool #SD8222 4.00% 6/1/2052[1]		62	58
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]		14,571	14,073
Freddie Mac Pool #QE5983 3.50% 7/1/2052[1]		705	642
Freddie Mac Pool #SD8227 4.00% 7/1/2052[1]		3,912	3,676
Freddie Mac Pool #QE5879 4.00% 7/1/2052[1]		60	56
Freddie Mac Pool #QE6074 4.00% 7/1/2052[1]		30	28
Freddie Mac Pool #QE6806 4.50% 7/1/2052[1]		3,501	3,379
Freddie Mac Pool #QE5132 4.50% 7/1/2052[1]		3,483	3,363
Freddie Mac Pool #RA7747 2.50% 8/1/2052[1]		2,583	2,192
Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]		245	217
Freddie Mac Pool #SD8237 4.00% 8/1/2052[1]		51,537	48,445
Freddie Mac Pool #QE9057 4.00% 8/1/2052[1]		2,778	2,611
Freddie Mac Pool #QE8999 4.00% 8/1/2052[1]		93	87
Freddie Mac Pool #RA7857 4.00% 8/1/2052[1]		89	84
Freddie Mac Pool #QE8295 4.00% 8/1/2052[1]		86	81
Freddie Mac Pool #QE9625 4.00% 9/1/2052[1]		3,582	3,367
Freddie Mac Pool #SD8244 4.00% 9/1/2052[1]		3,398	3,193
Freddie Mac Pool #QE9409 4.00% 9/1/2052[1]		816	767
Freddie Mac Pool #QF0133 4.00% 9/1/2052[1]		543	510
Freddie Mac Pool #SD1640 4.00% 9/1/2052[1]		62	59
Freddie Mac Pool #SD8245 4.50% 9/1/2052[1]		21,272	20,520
Freddie Mac Pool #QF0671 4.50% 9/1/2052[1]		1,016	980
Freddie Mac Pool #QF0375 5.00% 9/1/2052[1]		10,414	10,251
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]		9,173	9,028
Freddie Mac Pool #QF0311 5.00% 9/1/2052[1]		998	982
Freddie Mac Pool #QF0151 5.00% 9/1/2052[1]		648	638
Freddie Mac Pool #SD8255 3.50% 10/1/2052[1]		6,399	5,831
Freddie Mac Pool #QF1464 4.00% 10/1/2052[1]		3,441	3,234
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]		46,147	44,515
Freddie Mac Pool #QF2182 4.50% 10/1/2052[1]		4,049	3,906
Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]		4,824	4,748
Freddie Mac Pool #QF1237 5.00% 10/1/2052[1]		1,061	1,044
Freddie Mac Pool #QF3364 4.00% 11/1/2052[1]		21,917	20,598
Freddie Mac Pool #SD8265 4.00% 11/1/2052[1]		15,265	14,346
Freddie Mac Pool #QF4190 4.00% 11/1/2052[1]		462	434
Freddie Mac Pool #QF2443 4.00% 11/1/2052[1]		95	89
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]		44,056	43,592
Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]		406	392
Freddie Mac Pool #QF3412 5.50% 11/1/2052[1]		135	135
Freddie Mac Pool #QF3278 6.50% 11/1/2052[1]		228	234
Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]		17	18
Freddie Mac Pool #SD2253 3.50% 12/1/2052[1]		8,999	8,201
Freddie Mac Pool #SD2107 3.50% 12/1/2052[1]		600	547
Freddie Mac Pool #SD2080 4.00% 12/1/2052[1]		29,845	28,049
Freddie Mac Pool #QF4579 4.00% 12/1/2052[1]		13,861	13,027
Freddie Mac Pool #QF5342 4.00% 12/1/2052[1]		1,000	940
Freddie Mac Pool #QF3955 4.00% 12/1/2052[1]		351	330

8	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8275 4.50% 12/1/2052[1]	USD	35,770	$34,504
Freddie Mac Pool #QF4754 5.00% 12/1/2052[1]		998	982
Freddie Mac Pool #SD1961 5.50% 12/1/2052[1]		1,000	999
Freddie Mac Pool #QF4830 6.50% 12/1/2052[1]		1,571	1,613
Freddie Mac Pool #SD8286 4.00% 1/1/2053[1]		644	605
Freddie Mac Pool #QF5422 4.00% 1/1/2053[1]		307	288
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]		48,570	47,802
Freddie Mac Pool #SD8289 5.50% 1/1/2053[1]		10,233	10,229
Freddie Mac Pool #SD8282 6.50% 1/1/2053[1]		88,151	90,442
Freddie Mac Pool #QF5667 6.50% 1/1/2053[1]		80	82
Freddie Mac Pool #SD8297 4.00% 2/1/2053[1]		138	130
Freddie Mac Pool #SD8300 5.50% 2/1/2053[1]		9,399	9,395
Freddie Mac Pool #SD8302 6.50% 2/1/2053[1]		19,131	19,628
Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]		6,070	5,705
Freddie Mac Pool #SD8308 5.50% 3/1/2053[1]		3,440	3,441
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 5/25/2023[1]		2,240	2,228
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025[1]		2,500	2,391
Freddie Mac, Series K152, Class A2, Multi Family, 3.80% 10/25/2032[1,2]		19,383	18,390
Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 11/25/2032[1]		165,075	156,357
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,2]		5,724	5,332
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]		11,316	10,137
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[1,2]		10,297	9,651
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]		2,024	1,815
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]		4,868	4,522
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,2]		4,818	4,484
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]		11,995	10,502
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]		3,692	3,498
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 11/25/2057[1]		1,550	1,423
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]		1,422	1,306
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]		626	591
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]		2,279	2,155
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]		1,196	1,098
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]		742	681
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]		8,879	8,421
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]		42,127	40,286
Government National Mortgage Assn. 2.00% 3/1/2053[1,3]		19,350	16,226
Government National Mortgage Assn. 2.50% 3/1/2053[1,3]		9,489	8,209
Government National Mortgage Assn. 3.00% 3/1/2053[1,3]		29,808	26,621
Government National Mortgage Assn. 3.50% 3/1/2053[1,3]		24,234	22,275
Government National Mortgage Assn. 4.50% 3/1/2053[1,3]		111,914	108,543
Government National Mortgage Assn. 2.50% 4/1/2053[1,3]		10,300	8,893
Government National Mortgage Assn. 4.50% 4/1/2053[1,3]		83,000	80,539
Government National Mortgage Assn. Pool #778205 4.00% 3/20/2032[1]		321	318
Government National Mortgage Assn. Pool #778208 4.00% 5/20/2032[1]		454	451
Government National Mortgage Assn. Pool #796771 6.50% 10/20/2032[1]		343	352
Government National Mortgage Assn. Pool #AD0867 4.25% 4/20/2034[1]		606	618
Government National Mortgage Assn. Pool #AH5896 3.75% 7/20/2034[1]		687	668
Government National Mortgage Assn. Pool #AH5904 3.25% 2/20/2035[1]		1,031	959
Government National Mortgage Assn. Pool #AH5907 3.25% 4/20/2035[1]		850	790
Government National Mortgage Assn. Pool #AH5908 3.25% 5/20/2035[1]		1,290	1,199
Government National Mortgage Assn. Pool #AC2887 5.00% 7/20/2035[1]		173	172

American Funds Mortgage Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #417292 3.25% 8/20/2035[1]	USD	1,830	$1,702
Government National Mortgage Assn. Pool #AA7288 3.75% 6/20/2037[1]		306	293
Government National Mortgage Assn. Pool #AA4803 6.50% 10/20/2038[1]		49	51
Government National Mortgage Assn. Pool #773549 6.50% 12/20/2038[1]		134	133
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]		977	1,033
Government National Mortgage Assn. Pool #AH5905 3.25% 1/20/2040[1]		669	614
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]		1,111	1,177
Government National Mortgage Assn. Pool #AH5909 3.25% 5/20/2040[1]		419	388
Government National Mortgage Assn. Pool #AH5912 3.25% 8/20/2040[1]		515	477
Government National Mortgage Assn. Pool #AC2904 4.50% 5/20/2041[1]		372	365
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]		799	818
Government National Mortgage Assn. Pool #MA0274 4.50% 7/20/2041[1]		202	198
Government National Mortgage Assn. Pool #005158 5.00% 8/20/2041[1]		516	518
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]		44	44
Government National Mortgage Assn. Pool #MA0273 4.00% 9/20/2041[1]		600	555
Government National Mortgage Assn. Pool #AB3621 4.50% 9/20/2041[1]		201	197
Government National Mortgage Assn. Pool #AE5743 5.00% 9/20/2041[1]		1,342	1,340
Government National Mortgage Assn. Pool #MA0310 4.50% 10/20/2041[1]		437	427
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]		592	583
Government National Mortgage Assn. Pool #793043 2.75% 1/15/2042[1]		299	267
Government National Mortgage Assn. Pool #799829 2.75% 2/15/2042[1]		171	153
Government National Mortgage Assn. Pool #AB2159 4.50% 3/20/2042[1]		529	522
Government National Mortgage Assn. Pool #770241 4.00% 5/20/2042[1]		301	293
Government National Mortgage Assn. Pool #AA0526 2.75% 6/15/2042[1]		91	81
Government National Mortgage Assn. Pool #792276 3.50% 6/15/2042[1]		254	241
Government National Mortgage Assn. Pool #770242 4.00% 6/20/2042[1]		466	454
Government National Mortgage Assn. Pool #AC2872 4.00% 6/20/2042[1]		188	180
Government National Mortgage Assn. Pool #799343 3.50% 7/15/2042[1]		342	324
Government National Mortgage Assn. Pool #AB1330 2.75% 8/15/2042[1]		231	206
Government National Mortgage Assn. Pool #AB1591 2.75% 9/15/2042[1]		207	184
Government National Mortgage Assn. Pool #AG5105 3.50% 9/20/2043[1]		493	444
Government National Mortgage Assn. Pool #AG5106 4.00% 9/20/2043[1]		378	364
Government National Mortgage Assn. Pool #AA7306 3.50% 11/20/2043[1]		683	638
Government National Mortgage Assn. Pool #AH5880 3.75% 5/20/2044[1]		1,075	1,018
Government National Mortgage Assn. Pool #AH5881 4.25% 5/20/2044[1]		445	429
Government National Mortgage Assn. Pool #MA3727 4.00% 6/20/2046[1]		978	916
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047[1]		3,685	3,536
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[1]		302	296
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]		9	9
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]		960	908
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[1]		18,399	17,401
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052[1]		2,191	2,072
Government National Mortgage Assn. Pool #MA8570 5.50% 1/20/2053[1]		4,133	4,155
Government National Mortgage Assn. Pool #773441 5.20% 4/20/2062[1]		1	1
Government National Mortgage Assn. Pool #AG8235 5.20% 12/20/2064[1]		1	—	[4]
Government National Mortgage Assn. Pool #AI2366 4.469% 3/20/2065[1]		17	17
Government National Mortgage Assn. Pool #AQ8290 4.881% 2/20/2066[1]		6	6
Government National Mortgage Assn. Pool #AQ8292 5.151% 2/20/2066[1]		3	3
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.518% 5/20/2066[1,2]		28,452	242
Uniform Mortgage-Backed Security 2.50% 3/1/2038[1,3]		35,486	32,370
Uniform Mortgage-Backed Security 4.00% 3/1/2038[1,3]		11,000	10,728
Uniform Mortgage-Backed Security 2.00% 3/1/2053[1,3]		23,670	19,287
Uniform Mortgage-Backed Security 2.50% 3/1/2053[1,3]		249,749	211,653
Uniform Mortgage-Backed Security 3.00% 3/1/2053[1,3]		46,211	40,663
Uniform Mortgage-Backed Security 3.50% 3/1/2053[1,3]		9,000	8,195
Uniform Mortgage-Backed Security 4.00% 3/1/2053[1,3]		92,800	87,130
Uniform Mortgage-Backed Security 4.50% 3/1/2053[1,3]		392,976	378,731
Uniform Mortgage-Backed Security 5.00% 3/1/2053[1,3]		749,935	737,397
Uniform Mortgage-Backed Security 5.50% 3/1/2053[1,3]		171,401	171,160
Uniform Mortgage-Backed Security 6.00% 3/1/2053[1,3]		257,169	260,221
Uniform Mortgage-Backed Security 6.50% 3/1/2053[1,3]		156,577	160,442
Uniform Mortgage-Backed Security 2.50% 4/1/2053[1,3]		110,414	93,692
Uniform Mortgage-Backed Security 3.00% 4/1/2053[1,3]		35,300	31,095
Uniform Mortgage-Backed Security 4.50% 4/1/2053[1,3]		45,500	43,844

10	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 5.00% 4/1/2053[1,3]	USD	192,700	$189,478
Uniform Mortgage-Backed Security 5.50% 4/1/2053[1,3]		399,500	398,751
Uniform Mortgage-Backed Security 6.50% 4/1/2053[1,3]		2,900	2,967
			6,559,990

Collateralized mortgage-backed obligations (privately originated) 1.84%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,2,5]		3,395	2,839
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[1,2,5]		64	60
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,5]		3,014	2,633
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 12/26/2030[1,2,5]		6,083	5,925
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,2,5]		8,620	8,129
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,2,5]		27,182	25,913
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,2,5]		17,740	16,697
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,2,5]		1,215	1,008
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[1,2,5]		1,659	1,579
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[1,2,5]		12,043	10,381
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,2,5]		1,670	1,357
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,2,5]		5,827	4,906
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,2,5]		19,146	15,370
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,2,5]		4,209	3,905
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 5.467% 11/25/2055[1,2,5]		16,000	15,828
Mill City Mortgage Trust, Series 15-1, Class M2, 3.701% 6/25/2056[1,2,5]		3,026	2,999
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,2,5]		254	246
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 5.367% 5/25/2055[1,2,5]		4,769	4,723
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,2,5]		12,442	10,098
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,2,5]		7,541	7,148
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[1,2,5]		7,000	6,872
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,2,5]		6,900	6,724
Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 4/25/2055[1,2,5]		285	285
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[1,2,5]		5,800	5,511
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[1,2,5]		319	314
Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.217% 2/25/2057[1,2,5]		324	323
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,2,5]		976	952
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,2,5]		1,587	1,516
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,2,5]		576	554
			164,795

Commercial mortgage-backed securities 1.48%
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.332% 5/15/2039[1,2,5]		6,857	6,837
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.46% 4/15/2037[1,2,5]		6,000	5,904
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.677% 6/15/2027[1,2,5]		7,875	7,885
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.288% 9/15/2036[1,2,5]		26,900	26,283
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 5.487% 10/15/2036[1,2,5]		19,921	19,460
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 5.335% 11/15/2036[1,2,5]		7,000	6,859
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.258% 6/15/2038[1,2,5]		17,263	16,974
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 5.668% 7/15/2038[1,2,5]		9,605	9,472
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 5.638% 10/15/2038[1,2,5]		4,280	4,188
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 5.389% 4/15/2026[1,2,5]		6,615	6,534
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.319% 11/15/2038[1,2,5]		23,078	22,606
			133,002

Total mortgage-backed obligations			6,857,787

American Funds Mortgage Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 11.51%
U.S. Treasury inflation-protected securities 6.55%
U.S. Treasury Inflation-Protected Security 0.625% 4/15/2023[6]	USD	32,883	$33,051
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2023[6]		51,020	51,321
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2024[6]		70,435	69,783
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[6]		153,794	151,230
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[6]		107,867	105,597
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[6]		8,874	8,638
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[6,7]		114,027	102,078
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[6]		651	702
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[6,7]		39,823	34,140
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[6,7]		35,860	30,991
			587,531

U.S. Treasury 4.96%
U.S. Treasury 0.125% 1/15/2024		7,000	6,703
U.S. Treasury 3.00% 7/31/2024		45,000	43,727
U.S. Treasury 4.25% 12/31/2024		16,023	15,842
U.S. Treasury 4.125% 1/31/2025		46,576	45,970
U.S. Treasury 0.875% 9/30/2026		9,000	7,960
U.S. Treasury 1.50% 1/31/2027		30,000	26,957
U.S. Treasury 3.875% 12/31/2027[7]		211,000	207,847
U.S. Treasury 1.25% 5/31/2028		3,800	3,281
U.S. Treasury 1.25% 6/30/2028		19,000	16,374
U.S. Treasury 1.75% 1/31/2029		10,000	8,757
U.S. Treasury 1.625% 5/15/2031		6,000	5,044
U.S. Treasury 1.25% 8/15/2031		6,000	4,864
U.S. Treasury 1.875% 2/15/2032		10,000	8,473
U.S. Treasury 2.875% 5/15/2032		5,822	5,355
U.S. Treasury 1.375% 11/15/2040[7]		3,168	2,081
U.S. Treasury 1.875% 2/15/2041[7]		27,871	19,914
U.S. Treasury 1.875% 2/15/2051[7]		11,600	7,585
U.S. Treasury 2.00% 8/15/2051[7]		11,000	7,404
			444,138

Total U.S. Treasury bonds & notes			1,031,669

Asset-backed obligations 2.46%
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.973% 4/21/2031[1,2,5]		10,500	10,451
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 5.742% 10/16/2030[1,2,5]		1,495	1,471
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 5.915% 11/20/2030[1,2,5]		3,638	3,610
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,5]		1,047	975
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,5]		816	777
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[1]		31,900	31,906
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 5.785% 7/27/2030[1,2,5]		4,421	4,370
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]		14,070	12,611
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]		2,258	1,902
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]		18,993	16,517
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[1,5]		3,234	3,184
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[1,5]		3,408	3,381
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[1,5]		6,825	6,577
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 5.942% 4/15/2029[1,2,5]		2,453	2,436
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,5]		2,807	2,437
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,5]		4,780	4,149
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,5]		7,289	6,521
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]		9,338	8,367
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,5]		25,740	23,012
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.338% 4/20/2062[1,2,5]		13,253	13,041
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]		30,250	25,950
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,5]		3,068	2,990

12	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 1/15/2025[1]		USD	5,279	$5,263
Santander Drive Auto Receivables Trust, Series 2022-6, Class A2, 4.37% 5/15/2025[1]			2,779	2,771
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3, 4.49% 11/16/2026[1]			6,916	6,838
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,5]			1,804	1,549
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[1,8]			17,500	17,281
				220,337

Total bonds, notes & other debt instruments (cost: $8,366,812,000)				8,109,793

Short-term securities 43.91%	Weighted average yield at acquisition
Federal agency bills & notes 23.40%
Federal Home Loan Bank 3/8/2023	4.380%		300,000	299,739
Federal Home Loan Bank 3/10/2023	4.365		220,950	220,703
Federal Home Loan Bank 3/15/2023	4.366		158,490	158,213
Federal Home Loan Bank 3/22/2023	4.386		250,000	249,342
Federal Home Loan Bank 4/5/2023	4.491		50,000	49,779
Federal Home Loan Bank 4/12/2023	4.559		200,000	198,934
Federal Home Loan Bank 5/2/2023	4.597		100,000	99,199
Federal Home Loan Bank 5/9/2023	4.635		290,000	287,406
Federal Home Loan Bank 5/10/2023	4.599		250,000	247,722
Federal Home Loan Bank 5/16/2023	4.687		150,000	148,510
Federal Home Loan Bank 5/19/2023	4.678		40,000	39,587
Federal Home Loan Bank 5/26/2023	4.731		100,000	98,868
				2,098,002

			Shares
Money market investments 20.51%
Capital Group Central Cash Fund 4.66%[9,10]			18,387,923	1,838,792

Total short-term securities (cost: $3,936,698,000)				3,936,794
Total investment securities 134.37% (cost: $12,303,510,000)				12,046,587
Other assets less liabilities (34.37)%				(3,081,629)

Net assets 100.00%				$8,964,958

Futures contracts
Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 2/28/2023 (000)
30 Day Federal Funds Futures	Long	1,363	June 2023	USD 538,939	$(417)
3 Month SOFR Futures	Short	1,244	June 2023	(295,466)	5,351
2 Year U.S. Treasury Note Futures	Long	4,235	June 2023	862,782	(1,791)
5 Year U.S. Treasury Note Futures	Long	12,523	June 2023	1,340,646	(3,041)
10 Year U.S. Treasury Note Futures	Long	15,614	June 2023	1,743,401	(4,277)
10 Year Ultra U.S. Treasury Note Futures	Short	1,274	June 2023	(149,297)	(33)
20 Year U.S. Treasury Bond Futures	Short	1,642	June 2023	(205,609)	921
30 Year Ultra U.S. Treasury Bond Futures	Long	974	June 2023	131,551	(131)
					$(3,418)

American Funds Mortgage Fund	13

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		2/28/2023 (000)	(received) (000)	at 2/28/2023 (000)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD	110,866	$(460)	$—	$(460)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024		162,434	(663)	—	(663)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024		221,700	(915)	—	(915)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024		153,802	(3,338)	—	(3,338)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024		166,198	(3,601)	—	(3,601)
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045		161,600	71,795	(96)	71,891
							$62,818	$(96)	$62,914

Investments in affiliates10

	Value of affiliate at 9/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 2/28/2023 (000)	Dividend income (000)
Short-term securities 20.51%
Money market investments 20.51%
Capital Group Central Cash Fund 4.66%[9]	$1,416,134	$5,810,783	$5,388,631	$581	$(75)	$1,838,792	$29,247

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Purchased on a TBA basis.
[4]	Amount less than one thousand.
[5]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $454,075,000, which represented 5.06% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $89,952,000, which represented 1.00% of the net assets of the fund.
[8]	Step bond; coupon rate may change at a later date.
[9]	Rate represents the seven-day yield at 2/28/2023.
[10]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

Assn. = Association

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

14	American Funds Mortgage Fund

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2023	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $10,464,758)	$10,207,795
Affiliated issuers (cost: $1,838,752)	1,838,792	$12,046,587
Cash		5,320
Receivables for:
Sales of investments	2,506,590
Sales of fund’s shares	270,837
Dividends and interest	24,027
Variation margin on futures contracts	914
Variation margin on centrally cleared swap contracts	361	2,802,729
		14,854,636
Liabilities:
Payables for:
Purchases of investments	5,885,990
Repurchases of fund’s shares	1,164
Investment advisory services	1,615
Services provided by related parties	287
Trustees’ deferred compensation	78
Variation margin on futures contracts	406
Variation margin on centrally cleared swap contracts	123
Other	15	5,889,678
Net assets at February 28, 2023		$8,964,958

Net assets consist of:
Capital paid in on shares of beneficial interest		$10,082,424
Total accumulated loss		(1,117,466)
Net assets at February 28, 2023		$8,964,958

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (1,002,024 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$180,037	20,124	$8.95
Class C	9,021	1,020	8.85
Class T	9	1	8.94
Class F-1	26,758	2,991	8.95
Class F-2	161,373	18,030	8.95
Class F-3	70,645	7,894	8.95
Class 529-A	21,827	2,441	8.94
Class 529-C	1,459	165	8.83
Class 529-E	987	110	8.94
Class 529-T	10	1	8.94
Class 529-F-1	9	1	8.95
Class 529-F-2	6,420	717	8.95
Class 529-F-3	9	1	8.95
Class R-1	5,341	604	8.84
Class R-2	2,539	287	8.84
Class R-2E	167	19	8.92
Class R-3	35,635	3,997	8.92
Class R-4	11,066	1,237	8.95
Class R-5E	681	76	8.94
Class R-5	542	60	8.95
Class R-6	8,430,423	942,248	8.95

Refer to the notes to financial statements.

American Funds Mortgage Fund	15

Financial statements (continued)

Statement of operations	unaudited
for the six months ended February 28, 2023	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers	$107,340
Dividends from affiliated issuers	29,247	$136,587
Fees and expenses*:
Investment advisory services	9,433
Distribution services	487
Transfer agent services	360
Administrative services	1,243
529 plan services	10
Reports to shareholders	33
Registration statement and prospectus	325
Trustees’ compensation	16
Auditing and legal	88
Custodian	40
Other	17	12,052
Net investment income		124,535

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(270,803)
Affiliated issuers	581
Futures contracts	(135,054)
Swap contracts	2,444	(402,832)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	30,686
Affiliated issuers	(75)
Futures contracts	4,793
Swap contracts	1,408	36,812
Net realized loss and unrealized appreciation		(366,020)

Net decrease in net assets resulting from operations		$(241,485)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

16	American Funds Mortgage Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended February 28, 2023*	Year ended August 31, 2022
Operations:
Net investment income	$124,535	$118,225
Net realized loss	(402,832)	(478,383)
Net unrealized appreciation (depreciation)	36,812	(331,139)
Net decrease in net assets resulting from operations	(241,485)	(691,297)

Distributions paid or accrued to shareholders	(124,752)	(126,960)

Net capital share transactions	886,816	324,569

Total increase (decrease) in net assets	520,579	(493,688)

Net assets:
Beginning of period	8,444,379	8,938,067
End of period	$8,964,958	$8,444,379

*	Unaudited.

Refer to the notes to financial statements.

American Funds Mortgage Fund	17

Notes to financial statements	unaudited

1. Organization

American Funds Mortgage Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide current income and preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

18	American Funds Mortgage Fund

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

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Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$6,857,787	$—	$6,857,787
U.S. Treasury bonds & notes	—	1,031,669	—	1,031,669
Asset-backed obligations	—	220,337	—	220,337
Short-term securities	1,838,792	2,098,002	—	3,936,794
Total	$1,838,792	$10,207,795	$—	$12,046,587

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$6,272	$—	$—	$6,272
Unrealized appreciation on centrally cleared interest rate swaps	—	71,891	—	71,891
Liabilities:
Unrealized depreciation on futures contracts	(9,690)	—	—	(9,690)
Unrealized depreciation on centrally cleared interest rate swaps	—	(8,977)	—	(8,977)
Total	$(3,418)	$62,914	$—	$59,496

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

20	American Funds Mortgage Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities in order to enjoy lower interest rates in a higher interest rate environment, causing the market prices of such securities to decline. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

American Funds Mortgage Fund	21

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. During times of market turmoil, there have been, and may be, no buyers or sellers for securities in entire asset classes. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are subject to additional risks, including operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

22	American Funds Mortgage Fund

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $3,536,825,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

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Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $500,425,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the six months ended, February 28, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$6,272	Unrealized depreciation*	$9,690
Swap (centrally cleared)	Interest	Unrealized appreciation*	71,891	Unrealized depreciation*	8,977
			$78,163		$18,667

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(135,054)	Net unrealized appreciation on futures contracts	$4,793
Swap	Interest	Net realized gain on swap contracts	2,444	Net unrealized appreciation on swap contracts	1,408
			$(132,610)		$6,201

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

24	American Funds Mortgage Fund

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$2,765
Capital loss carryforward*	(522,693)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of February 28, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$104,183
Gross unrealized depreciation on investments	(311,261)
Net unrealized depreciation on investments	(207,078)
Cost of investments	12,313,257

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended February 28, 2023		Year ended August 31, 2022
Class A	$2,379		$2,234
Class C	87		67
Class T	—	†	—	†
Class F-1	318		233
Class F-2	2,046		2,523
Class F-3	1,123		577
Class 529-A	290		276
Class 529-C	14		11
Class 529-E	12		11
Class 529-T	—	†	—	†
Class 529-F-1	—	†	—	†
Class 529-F-2	94		101
Class 529-F-3	—	†	—	†
Class R-1	51		37
Class R-2	25		19
Class R-2E	2		1
Class R-3	419		324
Class R-4	146		109
Class R-5E	10		6
Class R-5	12		16
Class R-6	117,724		120,415
Total	$124,752		$126,960

†	Amount less than one thousand.

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7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.155% on the first $15 billion of daily net assets and decreasing to 0.130% on such assets in excess of $15 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2023, the investment advisory services fees were $9,433,000, which were equivalent to an annualized rate of 0.228% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2023, unreimbursed expenses subject to reimbursement totaled $86,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

26	American Funds Mortgage Fund

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 28, 2023, the 529 plan services fees were $10,000, which were equivalent to 0.061% of the average daily net assets of each 529 share class.

For the six months ended February 28, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$232		$166		$28		Not applicable
Class C	48		9		2		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	30		14		4		Not applicable
Class F-2	Not applicable		101		22		Not applicable
Class F-3	Not applicable		—	*	12		Not applicable
Class 529-A	27		19		3		$7
Class 529-C	8		1		—	*	1
Class 529-E	2		—	*	—	*	—	*
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—		—	*	—	*	—	*
Class 529-F-2	Not applicable		2		1		2
Class 529-F-3	Not applicable		—		—	*	—	*
Class R-1	27		4		1		Not applicable
Class R-2	10		5		—	*	Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	89		30		5		Not applicable
Class R-4	14		6		2		Not applicable
Class R-5E	Not applicable		1		—	*	Not applicable
Class R-5	Not applicable		—	*	—	*	Not applicable
Class R-6	Not applicable		2		1,163		Not applicable
Total class-specific expenses	$487		$360		$1,243		$10

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $16,000 in the fund’s statement of operations reflects $14,000 in current fees (either paid in cash or deferred) and a net increase of $2,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

American Funds Mortgage Fund	27

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2023, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2023.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2023

Class A	$11,056	1,219	$2,345		260		$(27,539)	(3,064)	$(14,138)	(1,585)
Class C	552	62	86		10		(1,996)	(225)	(1,358)	(153)
Class T	—	—	—		—		—	—	—	—
Class F-1	9,873	1,094	318		35		(4,992)	(560)	5,199	569
Class F-2	86,759	9,582	2,018		225		(122,542)	(13,801)	(33,765)	(3,994)
Class F-3	127,347	13,823	1,123		125		(112,456)	(12,942)	16,014	1,006
Class 529-A	1,394	154	288		32		(3,546)	(390)	(1,864)	(204)
Class 529-C	114	13	14		2		(354)	(40)	(226)	(25)
Class 529-E	59	6	12		1		(140)	(15)	(69)	(8)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	1,059	118	93		10		(1,513)	(169)	(361)	(41)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	763	85	51		6		(814)	(91)	— †	— †
Class R-2	176	19	25		3		(376)	(43)	(175)	(21)
Class R-2E	15	2	2		—	†	(16)	(2)	1	— †
Class R-3	5,545	614	417		47		(4,885)	(543)	1,077	118
Class R-4	611	68	146		16		(845)	(95)	(88)	(11)
Class R-5E	171	19	10		1		(123)	(14)	58	6
Class R-5	89	10	12		1		(599)	(67)	(498)	(56)
Class R-6	859,334	95,324	117,779		13,082		(60,104)	(6,611)	917,009	101,795
Total net increase (decrease)	$1,104,917	122,212	$124,739		13,856		$(342,840)	(38,672)	$886,816	97,396

Refer to the end of the table for footnotes.

28	American Funds Mortgage Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2022

Class A	$33,593	3,412	$2,205		231		$(49,214)	(5,013)	$(13,416)	(1,370)
Class C	1,881	195	66		7		(4,550)	(468)	(2,603)	(266)
Class T	—	—	—		—		—	—	—	—
Class F-1	10,730	1,100	232		24		(6,395)	(658)	4,567	466
Class F-2	126,091	12,992	2,496		260		(77,564)	(7,994)	51,023	5,258
Class F-3	65,567	6,865	577		60		(18,470)	(1,920)	47,674	5,005
Class 529-A	3,887	393	273		28		(6,846)	(697)	(2,686)	(276)
Class 529-C	523	53	11		1		(983)	(102)	(449)	(48)
Class 529-E	286	29	11		1		(568)	(58)	(271)	(28)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	2,653	264	100		10		(2,703)	(273)	50	1
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	1,646	169	37		4		(2,705)	(278)	(1,022)	(105)
Class R-2	764	79	19		2		(701)	(72)	82	9
Class R-2E	42	5	1		—	†	(30)	(3)	13	2
Class R-3	9,822	1,007	322		34		(12,134)	(1,250)	(1,990)	(209)
Class R-4	5,940	613	109		11		(2,414)	(248)	3,635	376
Class R-5E	500	52	6		1		(188)	(20)	318	33
Class R-5	465	47	16		2		(460)	(46)	21	3
Class R-6	1,023,572	103,098	120,225		12,475		(904,174)	(93,692)	239,623	21,881
Total net increase (decrease)	$1,287,962	130,373	$126,706		13,151		$(1,090,099)	(112,792)	$324,569	30,732

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $46,277,920,000 and $45,598,061,000, respectively, during the six months ended February 28, 2023.

11. Ownership concentration

At February 28, 2023, four shareholders held more than 10% of the fund’s outstanding shares. The four shareholders were American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund and American Funds 2020 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 21%, 19%, 12% and 11%, respectively. CRMC is the investment adviser to the four target date retirement funds.

American Funds Mortgage Fund	29

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
2/28/2023[5,6]	$9.33	$.11	$(.37)	$(.26)	$(.12)	$—	$(.12)	$8.95	(2.83)%[7]	$180		.70%[8]		.70%[8]		2.57%[8]
8/31/2022	10.23	.09	(.89)	(.80)	(.10)	—	(.10)	9.33	(7.82)	203		.64		.64		.92
8/31/2021	10.60	.01	.02	.03	(.05)	(.35)	(.40)	10.23	.13	236		.62		.62		.12
8/31/2020	10.21	.10	.53	.63	(.15)	(.09)	(.24)	10.60	6.32	235		.65		.65		.97
8/31/2019	9.84	.20	.39	.59	(.22)	—	(.22)	10.21	6.05	198		.69		.69		2.03
8/31/2018	10.20	.14	(.32)	(.18)	(.15)	(.03)	(.18)	9.84	(1.81)	197		.68		.68		1.41
Class C:
2/28/2023[5,6]	9.23	.08	(.38)	(.30)	(.08)	—	(.08)	8.85	(3.24)[7]	9		1.45	[8]	1.45	[8]	1.79	[8]
8/31/2022	10.14	.01	(.86)	(.85)	(.06)	—	(.06)	9.23	(8.42)	11		1.39		1.39		.11
8/31/2021	10.56	(.06)	(.01)	(.07)	— [9]	(.35)	(.35)	10.14	(.66)	15		1.37		1.37		(.62)
8/31/2020	10.17	.03	.53	.56	(.08)	(.09)	(.17)	10.56	5.54	15		1.40		1.40		.26
8/31/2019	9.80	.12	.39	.51	(.14)	—	(.14)	10.17	5.26	16		1.46		1.46		1.25
8/31/2018	10.17	.06	(.33)	(.27)	(.07)	(.03)	(.10)	9.80	(2.68)	16		1.47		1.47		.60
Class T:
2/28/2023[5,6]	9.33	.13	(.39)	(.26)	(.13)	—	(.13)	8.94	(2.80)[7,10]	—	[11]	.41	[8,10]	.41	[8,10]	2.87	[8,10]
8/31/2022	10.22	.12	(.88)	(.76)	(.13)	—	(.13)	9.33	(7.50)[10]	—	[11]	.39	[10]	.39	[10]	1.19	[10]
8/31/2021	10.60	.04	— [9]	.04	(.07)	(.35)	(.42)	10.22	.36 [10]	—	[11]	.40	[10]	.40	[10]	.35	[10]
8/31/2020	10.21	.13	.52	.65	(.17)	(.09)	(.26)	10.60	6.45 [10]	—	[11]	.43	[10]	.43	[10]	1.22	[10]
8/31/2019	9.83	.22	.40	.62	(.24)	—	(.24)	10.21	6.40 [10]	—	[11]	.46	[10]	.46	[10]	2.26	[10]
8/31/2018	10.20	.16	(.33)	(.17)	(.17)	(.03)	(.20)	9.83	(1.68)[10]	—	[11]	.45	[10]	.45	[10]	1.65	[10]
Class F-1:
2/28/2023[5,6]	9.34	.12	(.39)	(.27)	(.12)	—	(.12)	8.95	(2.91)[7]	27		.64	[8]	.64	[8]	2.70	[8]
8/31/2022	10.23	.10	(.88)	(.78)	(.11)	—	(.11)	9.34	(7.69)	22		.61		.61		1.02
8/31/2021	10.61	.01	.01	.02	(.05)	(.35)	(.40)	10.23	.15	20		.61		.61		.14
8/31/2020	10.21	.10	.54	.64	(.15)	(.09)	(.24)	10.61	6.34	20		.63		.63		1.00
8/31/2019	9.84	.20	.39	.59	(.22)	—	(.22)	10.21	6.06	18		.68		.68		2.05
8/31/2018	10.20	.14	(.32)	(.18)	(.15)	(.03)	(.18)	9.84	(1.83)	14		.70		.70		1.39
Class F-2:
2/28/2023[5,6]	9.34	.12	(.38)	(.26)	(.13)	—	(.13)	8.95	(2.79)[7]	161		.40	[8]	.40	[8]	2.75	[8]
8/31/2022	10.23	.13	(.89)	(.76)	(.13)	—	(.13)	9.34	(7.45)	206		.35		.35		1.30
8/31/2021	10.61	.04	.01	.05	(.08)	(.35)	(.43)	10.23	.42	172		.34		.34		.41
8/31/2020	10.22	.13	.53	.66	(.18)	(.09)	(.27)	10.61	6.52	180		.36		.36		1.21
8/31/2019	9.84	.23	.40	.63	(.25)	—	(.25)	10.22	6.46	122		.39		.39		2.33
8/31/2018	10.21	.17	(.33)	(.16)	(.18)	(.03)	(.21)	9.84	(1.64)	74		.40		.40		1.73
Class F-3:
2/28/2023[5,6]	9.34	.12	(.37)	(.25)	(.14)	—	(.14)	8.95	(2.72)[7]	71		.26	[8]	.26	[8]	2.74	[8]
8/31/2022	10.23	.18	(.93)	(.75)	(.14)	—	(.14)	9.34	(7.35)	64		.24		.24		1.88
8/31/2021	10.61	.05	.01	.06	(.09)	(.35)	(.44)	10.23	.53	19		.23		.23		.51
8/31/2020	10.22	.13	.54	.67	(.19)	(.09)	(.28)	10.61	6.64	29		.25		.25		1.28
8/31/2019	9.84	.24	.40	.64	(.26)	—	(.26)	10.22	6.56	18		.30		.30		2.43
8/31/2018	10.20	.18	(.32)	(.14)	(.19)	(.03)	(.22)	9.84	(1.45)	13		.31		.31		1.80
Class 529-A:
2/28/2023[5,6]	9.33	.11	(.39)	(.28)	(.11)	—	(.11)	8.94	(2.96)[7]	22		.74	[8]	.74	[8]	2.53	[8]
8/31/2022	10.22	.09	(.88)	(.79)	(.10)	—	(.10)	9.33	(7.75)	25		.67		.67		.89
8/31/2021	10.60	.01	— [9]	.01	(.04)	(.35)	(.39)	10.22	.11	30		.65		.65		.10
8/31/2020	10.21	.10	.52	.62	(.14)	(.09)	(.23)	10.60	6.18	29		.69		.69		.94
8/31/2019	9.83	.20	.39	.59	(.21)	—	(.21)	10.21	6.09	24		.75		.75		1.97
8/31/2018	10.20	.13	(.33)	(.20)	(.14)	(.03)	(.17)	9.83	(1.98)	21		.75		.75		1.36

Refer to the end of the table for footnotes.

30	American Funds Mortgage Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2023[5,6]	$9.21	$.08	$(.38)	$(.30)	$(.08)	$—	$(.08)	$8.83	(3.27)%[7]	$1		1.50%[8]		1.50%[8]		1.76%[8]
8/31/2022	10.12	.01	(.86)	(.85)	(.06)	—	(.06)	9.21	(8.46)	2		1.44		1.44		.09
8/31/2021	10.54	(.07)	— [9]	(.07)	— [9]	(.35)	(.35)	10.12	(.67)	2		1.42		1.42		(.67)
8/31/2020	10.16	.02	.52	.54	(.07)	(.09)	(.16)	10.54	5.42	3		1.45		1.45		.23
8/31/2019	9.79	.12	.39	.51	(.14)	—	(.14)	10.16	5.22	4		1.51		1.51		1.20
8/31/2018	10.15	.05	(.31)	(.26)	(.07)	(.03)	(.10)	9.79	(2.64)	4		1.52		1.52		.54
Class 529-E:
2/28/2023[5,6]	9.33	.11	(.39)	(.28)	(.11)	—	(.11)	8.94	(3.04)[7]	1		.92	[8]	.92	[8]	2.35	[8]
8/31/2022	10.22	.07	(.88)	(.81)	(.08)	—	(.08)	9.33	(7.90)	1		.87		.87		.69
8/31/2021	10.60	(.01)	— [9]	(.01)	(.02)	(.35)	(.37)	10.22	(.09)	1		.86		.86		(.12)
8/31/2020	10.21	.08	.52	.60	(.12)	(.09)	(.21)	10.60	5.96	1		.90		.90		.75
8/31/2019	9.84	.18	.38	.56	(.19)	—	(.19)	10.21	5.77	2		.96		.96		1.77
8/31/2018	10.20	.11	(.32)	(.21)	(.12)	(.03)	(.15)	9.84	(2.09)	1		.96		.96		1.14
Class 529-T:
2/28/2023[5,6]	9.33	.13	(.39)	(.26)	(.13)	—	(.13)	8.94	(2.83)[7,10]	—	[11]	.47	[8,10]	.47	[8,10]	2.82	[8,10]
8/31/2022	10.22	.11	(.88)	(.77)	(.12)	—	(.12)	9.33	(7.54)[10]	—	[11]	.44	[10]	.44	[10]	1.14	[10]
8/31/2021	10.60	.03	— [9]	.03	(.06)	(.35)	(.41)	10.22	.31 [10]	—	[11]	.45	[10]	.45	[10]	.30	[10]
8/31/2020	10.21	.12	.52	.64	(.16)	(.09)	(.25)	10.60	6.41 [10]	—	[11]	.47	[10]	.47	[10]	1.18	[10]
8/31/2019	9.83	.22	.40	.62	(.24)	—	(.24)	10.21	6.34 [10]	—	[11]	.51	[10]	.51	[10]	2.21	[10]
8/31/2018	10.20	.16	(.33)	(.17)	(.17)	(.03)	(.20)	9.83	(1.74)[10]	—	[11]	.52	[10]	.52	[10]	1.59	[10]
Class 529-F-1:
2/28/2023[5,6]	9.33	.13	(.38)	(.25)	(.13)	—	(.13)	8.95	(2.71)[7,10]	—	[11]	.45	[8,10]	.45	[8,10]	2.84	[8,10]
8/31/2022	10.23	.11	(.89)	(.78)	(.12)	—	(.12)	9.33	(7.62)[10]	—	[11]	.42	[10]	.42	[10]	1.17	[10]
8/31/2021	10.60	.05	— [9]	.05	(.07)	(.35)	(.42)	10.23	.43 [10]	—	[11]	.42	[10]	.42	[10]	.48	[10]
8/31/2020	10.21	.12	.53	.65	(.17)	(.09)	(.26)	10.60	6.43	9		.45		.45		1.19
8/31/2019	9.84	.22	.39	.61	(.24)	—	(.24)	10.21	6.23	8		.52		.52		2.20
8/31/2018	10.20	.16	(.32)	(.16)	(.17)	(.03)	(.20)	9.84	(1.66)	8		.52		.52		1.60
Class 529-F-2:
2/28/2023[5,6]	9.34	.13	(.39)	(.26)	(.13)	—	(.13)	8.95	(2.79)[7]	6		.40	[8]	.40	[8]	2.87	[8]
8/31/2022	10.23	.11	(.87)	(.76)	(.13)	—	(.13)	9.34	(7.49)	7		.39		.39		1.16
8/31/2021[5,12]	10.59	.02	.02	.04	(.05)	(.35)	(.40)	10.23	.39 [7]	8		.43	[8]	.43	[8]	.28	[8]
Class 529-F-3:
2/28/2023[5,6]	9.34	.13	(.39)	(.26)	(.13)	—	(.13)	8.95	(2.75)[7]	—	[11]	.33	[8]	.33	[8]	2.96	[8]
8/31/2022	10.23	.13	(.88)	(.75)	(.14)	—	(.14)	9.34	(7.40)	—	[11]	.29		.29		1.29
8/31/2021[5,12]	10.59	.04	.01	.05	(.06)	(.35)	(.41)	10.23	.50 [7]	—	[11]	.36	[8]	.29	[8]	.42	[8]
Class R-1:
2/28/2023[5,6]	9.23	.08	(.39)	(.31)	(.08)	—	(.08)	8.84	(3.32)[7]	5		1.40	[8]	1.40	[8]	1.89	[8]
8/31/2022	10.14	.02	(.87)	(.85)	(.06)	—	(.06)	9.23	(8.40)	5		1.36		1.36		.19
8/31/2021	10.55	(.07)	.01	(.06)	— [9]	(.35)	(.35)	10.14	(.57)	7		1.40		1.40		(.65)
8/31/2020	10.18	.01	.53	.54	(.08)	(.09)	(.17)	10.55	5.34	7		1.49		1.49		.14
8/31/2019	9.81	.12	.40	.52	(.15)	—	(.15)	10.18	5.30	4		1.45		1.45		1.26
8/31/2018	10.17	.06	(.32)	(.26)	(.07)	(.03)	(.10)	9.81	(2.58)	4		1.47		1.47		.65

Refer to the end of the table for footnotes.

American Funds Mortgage Fund	31

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2023[5,6]	$9.22	$.08	$(.38)	$(.30)	$(.08)	$—	$(.08)	$8.84	(3.21)%[7]	$3		1.38%[8]		1.38%[8]		1.89%[8]
8/31/2022	10.13	.03	(.88)	(.85)	(.06)	—	(.06)	9.22	(8.39)	3		1.33		1.33		.26
8/31/2021	10.54	(.06)	— [9]	(.06)	— [9]	(.35)	(.35)	10.13	(.57)	3		1.34		1.34		(.60)
8/31/2020	10.16	.03	.52	.55	(.08)	(.09)	(.17)	10.54	5.47	3		1.37		1.37		.28
8/31/2019	9.79	.13	.39	.52	(.15)	—	(.15)	10.16	5.33	3		1.40		1.40		1.32
8/31/2018	10.15	.07	(.32)	(.25)	(.08)	(.03)	(.11)	9.79	(2.54)	3		1.42		1.42		.69
Class R-2E:
2/28/2023[5,6]	9.30	.10	(.38)	(.28)	(.10)	—	(.10)	8.92	(3.12)[7]	—	[11]	1.06	[8]	1.06	[8]	2.23	[8]
8/31/2022	10.20	.06	(.88)	(.82)	(.08)	—	(.08)	9.30	(8.09)	—	[11]	1.02		1.01		.60
8/31/2021	10.59	(.03)	— [9]	(.03)	(.01)	(.35)	(.36)	10.20	(.28)	—	[11]	1.06		1.01		(.25)
8/31/2020	10.20	.06	.53	.59	(.11)	(.09)	(.20)	10.59	5.82	—	[11]	1.14		1.06		.57
8/31/2019	9.82	.16	.40	.56	(.18)	—	(.18)	10.20	5.74	—	[11]	1.14		1.09		1.64
8/31/2018	10.19	.10	(.33)	(.23)	(.11)	(.03)	(.14)	9.82	(2.30)[10]	—	[11]	1.17	[10]	1.07	[10]	1.04	[10]
Class R-3:
2/28/2023[5,6]	9.30	.10	(.37)	(.27)	(.11)	—	(.11)	8.92	(2.96)[7]	36		.94	[8]	.94	[8]	2.35	[8]
8/31/2022	10.20	.06	(.88)	(.82)	(.08)	—	(.08)	9.30	(8.03)	36		.90		.90		.66
8/31/2021	10.58	(.02)	.01	(.01)	(.02)	(.35)	(.37)	10.20	(.11)	42		.93		.93		(.17)
8/31/2020	10.20	.07	.52	.59	(.12)	(.09)	(.21)	10.58	5.82	37		1.04		1.04		.64
8/31/2019	9.83	.17	.39	.56	(.19)	—	(.19)	10.20	5.75	41		1.00		1.00		1.74
8/31/2018	10.19	.11	(.32)	(.21)	(.12)	(.03)	(.15)	9.83	(2.15)	34		1.02		1.02		1.10
Class R-4:
2/28/2023[5,6]	9.34	.12	(.39)	(.27)	(.12)	—	(.12)	8.95	(2.90)[7]	11		.63	[8]	.63	[8]	2.65	[8]
8/31/2022	10.23	.11	(.89)	(.78)	(.11)	—	(.11)	9.34	(7.67)	12		.59		.59		1.08
8/31/2021	10.61	.02	— [9]	.02	(.05)	(.35)	(.40)	10.23	.18	9		.58		.58		.17
8/31/2020	10.21	.10	.54	.64	(.15)	(.09)	(.24)	10.61	6.35	6		.62		.62		1.01
8/31/2019	9.84	.20	.39	.59	(.22)	—	(.22)	10.21	6.08	5		.66		.66		2.04
8/31/2018	10.20	.15	(.33)	(.18)	(.15)	(.03)	(.18)	9.84	(1.80)	6		.66		.66		1.55
Class R-5E:
2/28/2023[5,6]	9.33	.13	(.39)	(.26)	(.13)	—	(.13)	8.94	(2.81)[7]	1		.43	[8]	.43	[8]	2.85	[8]
8/31/2022	10.23	.13	(.90)	(.77)	(.13)	—	(.13)	9.33	(7.50)	1		.39		.39		1.33
8/31/2021	10.60	.04	.01	.05	(.07)	(.35)	(.42)	10.23	.36	—	[11]	.39		.39		.34
8/31/2020	10.21	.12	.53	.65	(.17)	(.09)	(.26)	10.60	6.46	—	[11]	.43		.42		1.15
8/31/2019	9.84	.23	.38	.61	(.24)	—	(.24)	10.21	6.28	—	[11]	.48		.46		2.28
8/31/2018	10.20	.18	(.33)	(.15)	(.18)	(.03)	(.21)	9.84	(1.53)	—	[11]	.48		.45		1.79
Class R-5:
2/28/2023[5,6]	9.34	.13	(.39)	(.26)	(.13)	—	(.13)	8.95	(2.76)[7]	1		.33	[8]	.33	[8]	2.81	[8]
8/31/2022	10.23	.13	(.88)	(.75)	(.14)	—	(.14)	9.34	(7.40)	1		.29		.29		1.30
8/31/2021	10.61	.05	— [9]	.05	(.08)	(.35)	(.43)	10.23	.47	1		.29		.29		.46
8/31/2020	10.21	.13	.54	.67	(.18)	(.09)	(.27)	10.61	6.67	1		.32		.32		1.28
8/31/2019	9.84	.24	.38	.62	(.25)	—	(.25)	10.21	6.40	1		.36		.36		2.36
8/31/2018	10.20	.18	(.33)	(.15)	(.18)	(.03)	(.21)	9.84	(1.50)	1		.36		.36		1.77
Class R-6:
2/28/2023[5,6]	9.33	.14	(.38)	(.24)	(.14)	—	(.14)	8.95	(2.73)[7]	8,430		.27	[8]	.27	[8]	3.03	[8]
8/31/2022	10.23	.13	(.89)	(.76)	(.14)	—	(.14)	9.33	(7.35)	7,845		.24		.24		1.35
8/31/2021	10.61	.05	.01	.06	(.09)	(.35)	(.44)	10.23	.53	8,373		.22		.22		.53
8/31/2020	10.21	.14	.54	.68	(.19)	(.09)	(.28)	10.61	6.75	6,590		.25		.25		1.40
8/31/2019	9.84	.24	.39	.63	(.26)	—	(.26)	10.21	6.47	6,095		.29		.29		2.43
8/31/2018	10.20	.18	(.32)	(.14)	(.19)	(.03)	(.22)	9.84	(1.44)	4,490		.30		.30		1.83

Refer to the end of the table for footnotes.

32	American Funds Mortgage Fund

Financial highlights (continued)

	Six months ended February 28,	Year ended August 31,
Portfolio turnover rate for all share classes[13,14]	2023[4,5,6]	2022	2021	2020	2019	2018
Excluding mortgage dollar roll transactions	33%	42%	66%	114%	129%	66%
Including mortgage dollar roll transactions	579%	1,147%	1,015%	1,015%	605%	1,009%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $.01.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

American Funds Mortgage Fund	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2022, through February 28, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	American Funds Mortgage Fund

Expense example (continued)

	Beginning account value 9/1/2022	Ending account value 2/28/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$971.70	$3.42	.70%
Class A – assumed 5% return	1,000.00	1,021.32	3.51	.70
Class C – actual return	1,000.00	967.63	7.07	1.45
Class C – assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class T – actual return	1,000.00	972.02	2.00	.41
Class T – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class F-1 – actual return	1,000.00	970.95	3.13	.64
Class F-1 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class F-2 – actual return	1,000.00	972.11	1.96	.40
Class F-2 – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class F-3 – actual return	1,000.00	972.78	1.27	.26
Class F-3 – assumed 5% return	1,000.00	1,023.51	1.30	.26
Class 529-A – actual return	1,000.00	970.44	3.62	.74
Class 529-A – assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 529-C – actual return	1,000.00	967.32	7.32	1.50
Class 529-C – assumed 5% return	1,000.00	1,017.36	7.50	1.50
Class 529-E – actual return	1,000.00	969.55	4.49	.92
Class 529-E – assumed 5% return	1,000.00	1,020.23	4.61	.92
Class 529-T – actual return	1,000.00	971.69	2.30	.47
Class 529-T – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 529-F-1 – actual return	1,000.00	972.95	2.20	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 529-F-2 – actual return	1,000.00	972.11	1.96	.40
Class 529-F-2 – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class 529-F-3 – actual return	1,000.00	972.46	1.61	.33
Class 529-F-3 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-1 – actual return	1,000.00	966.79	6.83	1.40
Class R-1 – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2 – actual return	1,000.00	967.93	6.73	1.38
Class R-2 – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2E – actual return	1,000.00	968.78	5.17	1.06
Class R-2E – assumed 5% return	1,000.00	1,019.54	5.31	1.06
Class R-3 – actual return	1,000.00	970.42	4.59	.94
Class R-3 – assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-4 – actual return	1,000.00	970.99	3.08	.63
Class R-4 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5E – actual return	1,000.00	971.90	2.10	.43
Class R-5E – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-5 – actual return	1,000.00	972.41	1.61	.33
Class R-5 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-6 – actual return	1,000.00	972.74	1.32	.27
Class R-6 – assumed 5% return	1,000.00	1,023.46	1.35	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Mortgage Fund	35

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

36	American Funds Mortgage Fund

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Mortgage Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Mortgage Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 28, 2023

By ___/s/ Becky L. Park __________
Becky L. Park, Treasurer and Principal Financial Officer

Date: April 28, 2023